Note 15 - Benefit Plans (Details) - Amount Recognized in Consolidated Balance Sheets (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amount Recognized in Consolidated Balance Sheets [Abstract]
Liability for pension	$ 4,517,757	$ 3,952,450	$ 3,392,213
Net actuarial loss included in accumulated other comprehensive income	157,336	60,811
Prior service cost included in accumulated other comprehensive income	8,445	107,878
Net recognized pension expense	$ (4,351,977)	$ (3,783,761)